                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 09/30/2006

Check here if Amendment o; Amendment Number:
                                            --------------------

    This Amendment (Check only one.):   [ ]  is a restatement.
                                        [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  JOHNSON ILLINGTON ADVISORS LLC    Address: 677 Broadway Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Dianne McKnight
Title:  Chief Compliance Officer
Phone:  518-641-6858

Signature, Place, and Date of Signing:

Dianne McKnight                      Albany NY                 10/30/2006
----------------------               --------------            ---------------
[Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                         Name

28-
-----------------------------                ----------------------------------
[Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                      -------------
Form 13F Information Table Entry Total:                     55
                                                      -------------

Form 13F Information Table Value Total:                  116,078
                                                      -------------
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number                            Name
01             28 -
02             28 -
03             28 -

                                     Page 2
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
QUANTITY     CUSIP      ISSUER                            SYMBOL   PRICE     MARKET VALUE    CLASS    DISCRETION   VOTING AUTORITY
 65,625    00817Y108    AETNA U S HEALTHCARE INC COM       AET     39.55  $  2,595,468.75    COMMON      Sole          Partial
 27,295    020039103    ALLTEL CORP                        AT      55.50  $  1,514,872.50    COMMON      Sole          Partial
 51,019    025816109    AMERICAN EXPRESS CO                AXP     56.08  $  2,861,145.52    COMMON      Sole          Partial
 25,808    026874107    AMERICAN INTL GROUP INC            AIG     66.26  $  1,710,038.08    COMMON      Sole          Partial
 52,742    060505104    BANK OF AMERICA                    BAC     53.57  $  2,825,388.94    COMMON      Sole          Partial
 44,535    067383109    BARD, C R INC                      BCR     75.00  $  3,340,125.00    COMMON      Sole          Partial
 29,775    14040H105    CAPITAL ONE FINL CORP COM          COF     78.66  $  2,342,101.50    COMMON      Sole          Partial
 94,340    17275R102    CISCO SYS INC                      CSCO    22.98  $  2,167,933.20    COMMON      Sole          Partial
 84,592    172967101    CITIGROUP INC.                     C       49.67  $  4,201,684.64    COMMON      Sole          Partial
 40,162    189054109    CLOROX CO                          CLX     63.00  $  2,530,206.00    COMMON      Sole          Partial
 63,803    194162103    COLGATE PALMOLIVE CO               CL      62.10  $  3,962,166.30    COMMON      Sole          Partial
 38,920    20825C104    CONOCOPHILLIPS COM                 COP     59.53  $  2,316,907.60    COMMON      Sole          Partial
 50,300    24702R101    DELL INC                           DELL    22.84  $  1,148,852.00    COMMON      Sole          Partial
104,361    26441C105    DUKE ENERGY CORP                   DUK     30.20  $  3,151,702.20    COMMON      Sole          Partial
 43,687    30231G102    EXXON CORPORATION                  XOM     67.10  $  2,931,397.70    COMMON      Sole          Partial
 33,512    354613101    FRANKLIN RES INC COM               BEN    105.75  $  3,543,894.00    COMMON      Sole          Partial
 64,150    369550108    GENERAL DYNAMICS CORP              GD      71.67  $  4,597,630.50    COMMON      Sole          Partial
 84,729    369604103    GENERAL ELEC CO                    GE      35.30  $  2,990,933.70    COMMON      Sole          Partial
 31,695    416515104    HARTFORD FINL SVCS GROUP INCCO     HIG     86.75  $  2,749,541.25    COMMON      Sole          Partial
  52972    464287465    I Shares MSCI EAFE Fd              EFA     67.75  $  3,588,853.00    ETF         Sole          Partial
   1492    464287457    I Shares TR 1-3 YR Treas Index     SHY     80.34  $    119,867.28    ETF         Sole          Partial
 65,967    458140100    INTEL CORP                         INTC    20.57  $  1,356,941.19    COMMON      Sole          Partial
 34,358    459200101    INTERNATIONAL BUSINESS SYSTEMS     IBM     81.94  $  2,815,294.52    COMMON      Sole          Partial
    887    464287440    IShares 7-10 Yr Treas              IEF     83.08  $     73,691.96    ETF         Sole          Partial
  48118    464287242    IShares GS Corp Bond Fund          LQD    106.83  $  5,140,445.94    ETF         Sole          Partial
   2120    464287226    IShares Lehman AGG FD              AGG    100.16  $    212,339.20    ETF         Sole          Partial
 47,783    464287655    ISHARES TR RSSLL 2000 INDX         IWM     72.00  $  3,440,376.00    COMMON      Sole          Partial
 30,865    532791100    LINCARE HLDGS INC COM              LNCR    34.64  $  1,069,163.60    COMMON      Sole          Partial
 47,725    580645109    MCGRAW-HILL COMPANIES INC          MHP     58.03  $  2,769,481.75    COMMON      Sole          Partial
 63,136    585055106    MEDTRONIC INC                      MDT     46.44  $  2,932,035.84    COMMON      Sole          Partial
 71,258    594918104    MICROSOFT CORP                     MSFT    27.35  $  1,948,906.30    COMMON      Sole          Partial
 66,568    713448108    PEPSICO INC                        PEP     65.26  $  4,344,227.68    COMMON      Sole          Partial
 49,246    724479100    PITNEY BOWES INC                   PBI     44.37  $  2,185,045.02    COMMON      Sole          Partial
   7657    464287309    S&P 500 Growth Index               IVW      61.7  $    472,436.90    ETF         Sole          Partial
   4174    464287408    S&P 500 Value Index                IVE     71.81  $    299,734.94    ETF         Sole          Partial
   4210    81369Y308    S&P Consumer Staples SPDR          xlp     25.38  $    106,849.80    ETF         Sole          Partial
   1940    81369Y209    S&P Healthcare Sector SPDR         xlv     33.19  $     64,388.60    ETF         Sole          Partial
    221    464287606    S&P MIDCAP 400 Growth Index        IJK     75.39  $     16,661.19    ETF         Sole          Partial

QUANTITY     CUSIP      ISSUER                            SYMBOL   PRICE     MARKET VALUE    CLASS    DISCRETION   VOTING AUTORITY

    413    464287705    S&P MIDCAP 400 Value Index         IJJ        74  $     30,562.00    ETF         Sole          Partial
  41170    595635103    S&P Midcap SPDR                    MDY    137.69  $  5,668,697.30    ETF         Sole          Partial
     59    464287887    S&P SMALL CAP 600 Growth Index     IJT     119.5  $      7,050.50    ETF         Sole          Partial
   1215    464287804    S&P Small Cap 600 Index            IJR     61.29  $     74,467.35    ETF         Sole          Partial
    231    464287879    S&P SMALL CAP 600 Value Index      IJS     69.75  $     16,112.25    ETF         Sole          Partial
   1615    81369Y407    Sector SPDR Consumer Discretio     XLY     34.95  $     56,444.25    ETF         Sole          Partial
   2225    81369Y506    Sector SPDR Energy                 xle     53.45  $    118,926.25    ETF         Sole          Partial
   7390    81369Y605    Sector SPDR Financial              xlf     34.62  $    255,841.80    ETF         Sole          Partial
 56,329    81369Y886    SECTOR SPDR TR SH BEN INT-UTLS     XLU     33.99  $  1,914,622.71    COMMON      Sole          Partial
 64,200    81369Y100    SECTOR SPDR TR SHS BEN INT-BAS     XLB     31.64  $  2,031,288.00    COMMON      Sole          Partial
   4210    81369Y803    Sector Sprd Trust Sb Technolog     XLK        22  $     92,620.00    ETF         Sole          Partial
  47406    78462F103    SPDR TR UNIT SER 1                 SPY    133.58  $  6,332,493.48    COMMON      Sole          Partial
 89,989    855030102    STAPLES INC                        SPLS    24.33  $  2,189,432.37    COMMON      Sole          Partial
 49,434    86764P109    SUNOCO INC                         SUN     62.19  $  3,074,300.46    COMMON      Sole          Partial
 40,895    87612E106    TARGET CORP                        TGT     55.25  $  2,259,448.75    COMMON      Sole          Partial
 81,320    913017109    UNITED TECHNOLOGIES CORP           UTX     63.35  $  5,151,622.00    COMMON      Sole          Partial
 27,756    97381W104    WINDSTREAM CORP COM                WIN     13.19  $    366,101.64    COMMON      Sole          Partial
                                                                          $116,078,761.20